SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION	SEGMENTS AND GEOGRAPHICAL INFORMATION
The following table sets forth revenue from fees generated from fees by geographic area (in thousands):

	December 31,
	2022	2021	2020
United States	$685,129	$409,858	$68,526
Israel	—	3,771	7,142
Cayman	285	32,237	16,072
Total revenue from fees	$685,414	$445,866	$91,740
Long-Lived Assets
The following table sets forth long-lived assets by geographic area (in thousands):

	December 31,
	2022	2021
Israel	$83,270	$6,143
United States	9,470	1,505
Total Long-Lived Assets, net(1)	$92,740	$7,648
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(1)2022 amounts include right-of-use assets.